PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Property plant and equipment	$ 8,953,384	$ 8,325,304	$ 7,648,183
Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	15,594,711	14,670,740
Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(6,641,327)	(6,345,436)
Construction work in progress [member]
Statement [Line Items]
Property plant and equipment	2,820,592	1,944,578	1,128,431
Construction work in progress [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	2,820,592	1,944,578
Land [member]
Statement [Line Items]
Property plant and equipment	888,465	930,372	971,061
Land [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	888,465	930,372
Buildings [member]
Statement [Line Items]
Property plant and equipment	2,165,318	2,248,784	2,247,996
Buildings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	4,463,660	4,420,293
Buildings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(2,298,342)	(2,171,509)
Plant and equipment [member]
Statement [Line Items]
Property plant and equipment	2,915,611	3,026,136	3,139,761
Plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	7,079,150	7,027,942
Plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(4,163,539)	(4,001,806)
Information technology equipment [member]
Statement [Line Items]
Property plant and equipment	23,516	26,166	20,906
Information technology equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	104,522	102,632
Information technology equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(81,006)	(76,466)
Fixtures and fittings [member]
Statement [Line Items]
Property plant and equipment	13,563	16,627	13,421
Fixtures and fittings [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	49,302	50,209
Fixtures and fittings [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(35,739)	(33,582)
Motor vehicles [member]
Statement [Line Items]
Property plant and equipment	13,678	15,055	14,922
Motor vehicles [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	59,351	59,515
Motor vehicles [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	(45,673)	(44,460)
Other property, plant and equipment [member]
Statement [Line Items]
Property plant and equipment	112,641	117,586	$ 111,685
Other property, plant and equipment [member] | Property, Plant and Equipment, Gross [member]
Statement [Line Items]
Property plant and equipment	129,669	135,199
Other property, plant and equipment [member] | Accumulated depreciation and impairment [member]
Statement [Line Items]
Property plant and equipment	$ (17,028)	$ (17,613)